                                                                1933 Act File No. 333-82579
                                                                 1940 Act File No. 811-09373

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                          FORM N-2
                              (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [   ] Post-Effective Amendment No. __
                                           and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 12

                           OPPENHEIMER SENIOR FLOATING RATE FUND
                      (Exact Name of Registrant Specified in Charter)

                        6803 South Tucson Way, Centennial, CO 80112
      (Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

                                       1.800.525.9310
                    (Registrant's Telephone Number, Including Area Code)

                                       Robert G. Zack
                                   OppenheimerFunds, Inc.
    Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080
         (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of Proposed Public Offering:  June 3, 2004

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[    ] when declared effective pursuant to section 8(c), or as follows:
The following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933.
[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)
[   ] on ______________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates a new effective date for a  previously-filed registration statement.

[ ] This  form is filed to  register  additional  securities  for an  offering  pursuant  to
Rule 462(b) under the Securities Act and the Securities Act  registration  statement  number of the earlier effective registration statement for the same offering is ________.

This  Registration  Statement  includes a combined  Prospectus  pursuant  to Rule 429 of the
Securities Act of 1933 which relates to the following earlier Registration  Statements filed by the Registrant:
(1)   July 9, 1999,  which registered  100,000 Class A shares,  6,000,000 Class B shares and
    3,900,000  Class C shares,  each being shares of beneficial  interest having a par value of $0.001 per share;
(2)   December 6, 1999,  which  registered  10,000,000  shares each of Class A, Class B, and
    Class C, each  being  shares of  beneficial  interest  having a par value of $0.001  per share;
(3)   May 18,  2000,  which  registered  10,000,000  Class C shares of  beneficial  interest having a par value of $0.001 per share;
(4)   August 21, 2000,  which registered  10,000,000  Class C shares of beneficial  interest having a par value of $0.001 per share;

(5)   November 30, 2000,  which  registered  5,000,000  Class A Shares,  10,000,000  Class B
    Shares and 20,000,000 Class C Shares,  each being shares of beneficial interest having a par value of $0.001 per share;
(6)   June 4, 2000,  which  registered  10,000,000  Class B Shares,  of beneficial  interest having a par value of $0.001 per share; and
(7)   November 17, 2003, which registered  10,000,000 Class A Shares of beneficial  interest having a par value of $0.001 per share.

                CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                                 Proposed        Proposed
Title         of Amount Being    Maximum Price   Maximum         Amount of
Securities       Registered      Per Unit        Aggregate       Registration
Being Registered                                 Offering Price  Fee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares   50,000,000      $9.49           $474,500,000    $60,119.00(1)
of Beneficial    shares
Interest (par
value $.001 per

share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares   10,000,000      $9.49           $94,900,000     $12,023.00 (2)
of Beneficial
Interest (par
value $.001 per
share)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares   25,000,000      9.50            $237,500,000    $30.091.00 (3)
of Beneficial
Interest (par
value $.001 per
share)

---------------------------------------------------------------------------------

(1)   Calculated  pursuant to Rule 457(d) based on the net asset value per share of $9.49 on
   June 2, 2004.
(2)   Calculated  pursuant to Rule 457(d) based on the net asset value per share of $9.49 on
   June 2, 2004.
(3)   Calculated  pursuant to Rule 457(d) based on the net asset value per share of $9.50 on
   June 2, 2004.

This Registration Statement carries forward the 25,100,000 Class A shares,  36,000,000 Class
B shares and 53,900,000 Class C shares of beneficial  interest,  par value $0.001 per share, of Registrant previously registered,  for which an aggregate of $48,184.54,  $93,343.80, and
$142,287.60 of registration fees were paid to register shares of the respective classes.

The  Registrant's  Prospectus  dated  November 17, 2003,  as filed with the  Securities  and
Exchange  Commission on Form N-2 on November 17, 2003, (File Nos.  333-82579 and 811-09373),
is hereby incorporated herein by reference.